- SCHEDULE OF NET SALES AND EARNINGS BY SEGMENT (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Oct. 01, 2017	Jul. 02, 2017	Apr. 02, 2017	Dec. 31, 2016	Oct. 02, 2016	Jul. 03, 2016	Apr. 03, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Net Sales	$ 1,939,636	$ 2,033,121	$ 1,662,991	$ 1,879,678	$ 1,970,244	$ 2,003,454	$ 1,637,671	$ 1,828,812	$ 7,515,426	$ 7,440,181	$ 7,386,626
Operating Income (Loss)									1,313,409	1,255,173	1,075,764
Costs associated with business realignment activities									69,359	93,902	110,797
Interest expense, net									98,282	90,143	105,773
Other (income) expense, net									104,459	65,549	68,144
Income before income taxes									1,110,668	1,099,481	901,847
Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)									2,055,750	2,011,315	1,977,264
Operating Segments | North America
Segment Reporting Information [Line Items]
Net Sales									6,621,173	6,532,988	6,468,158
Operating Income (Loss)									2,044,218	2,040,454	2,075,331
Operating Segments | International and Other
Segment Reporting Information [Line Items]
Net Sales									894,253	907,193	918,468
Operating Income (Loss)									11,532	(29,139)	(98,067)
Corporate, Non-Segment
Segment Reporting Information [Line Items]
Operating Income (Loss)									499,251	488,318	489,002
Segment Reconciling Items
Segment Reporting Information [Line Items]
Derivative, Gain (Loss) on Derivative, Net									(35,292)	163,238	0
Goodwill and long-lived asset impairment charges									208,712	4,204	280,802
Costs associated with business realignment activities									69,359	93,902	110,797
Non-service related pension expense									0	0	0
Acquisition and integration costs									$ 311	$ 6,480	$ 20,899